WACHOVIA EXECUTIVE EQUITY FUND
WACHOVIA EXECUTIVE FIXED INCOME FUND

Institutional Service Shares
(Portfolios of The Wachovia Funds)
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Supplement to the Prospectus dated November 15, 1999


Please delete the third paragraph in the section "What do Shares Cost?" on page 5 of your Prospectus and replace it with the following paragraph:

"The required minimum initial investment amount in the Fund is $500,000. Subsequent investments must be at least $25,000."

                                                               February 18, 2000









Cusip 929901593
Cusip 929901577
25199 (2/00)